LEASES - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating cash flows from operating leases	$ 1,451	$ 2,363
Impairment loss	$ 0	$ 0	$ 0